Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net, was comprised of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Office equipment	$11,324	$8,482
Furniture and fixtures	7,240	7,240
Machinery and equipment	7,795	7,336
Property and equipment, gross	26,360	23,058
Less: accumulated depreciation	(16,914)	(15,020)
Property and equipment, net	$9,446	$8,037

Property and equipment, net, was comprised of the following:

	December 31, 2018	December 31, 2017
Office equipment	$8,482	$8,482
Furniture and fixtures	7,240	7,240
Machinery and equipment	7,336	7,336
Property and equipment, gross	23,058	23,058
Less: accumulated depreciation	(15,020)	(11,276)
Property and equipment, net	$8,037	$11,782